July 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Global Government Bond USD Hedged Active ETF | GGOV | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Banks — 0.0%
Norddeutsche Landesbank-Girozentrale, 3.00%, 05/28/29(a)	EUR400	$460,002
Total Corporate Bonds & Notes — 0.0% (Cost: $465,601)		460,002
Foreign Government Obligations
Australia — 1.2%
Australia Government Bonds
1.00%, 12/21/30(a)	AUD4,790	2,903,099
1.00%, 11/21/31(a)	AUD6,800	3,985,181
1.25%, 05/21/32	AUD990	577,924
1.75%, 11/21/32(a)	AUD5,460	3,232,791
1.75%, 06/21/51(a)	AUD1,880	656,087
2.75%, 11/21/27(a)	AUD100	68,770
2.75%, 11/21/28(a)	AUD9,050	6,126,684
2.75%, 11/21/29(a)	AUD6,990	4,657,587
2.75%, 05/21/41(a)	AUD2,827	1,493,664
3.75%, 05/21/34(a)	AUD4,850	3,180,025
4.25%, 06/21/34(a)	AUD2,880	1,952,544
4.25%, 03/21/36(a)	AUD3,425	2,285,380
4.25%, 10/21/36(a)	AUD3,165	2,100,645
4.75%, 10/21/37(a)	AUD3,700	2,546,046
4.75%, 06/21/54(a)	AUD850	537,180
5.00%, 06/21/36	AUD600	423,799
		36,727,406
Austria — 0.8%
Republic of Austria Government Bonds
0.01%, 10/20/28(b)	EUR1,000	1,083,020
0.01%, 02/20/31(b)	EUR2,090	2,102,798
0.01%, 10/20/40(b)	EUR560	384,691
0.70%, 04/20/71(a)(b)	EUR430	164,437
0.70%, 04/20/71(b)	EUR840	321,226
0.75%, 03/20/51(b)	EUR623	363,504
0.85% (b)	EUR730	245,906
0.90%, 02/20/32(b)	EUR20	20,495
1.50%, 02/20/47(b)	EUR940	724,934
1.85%, 05/23/49(b)	EUR990	795,596
2.50%, 10/20/29(a)(b)	EUR1,440	1,639,038
2.80%, 09/20/32(b)	EUR2,190	2,476,726
2.85%, 10/20/31(b)	EUR1,300	1,482,250
2.90%, 05/23/29(b)	EUR2,190	2,526,767
2.90%, 02/20/33(a)(b)	EUR40	45,341
2.90%, 02/20/34(b)	EUR1,570	1,766,361
2.95%, 02/20/35(a)(b)	EUR1,243	1,391,974
3.15%, 06/20/44(a)(b)	EUR25	26,460
3.15%, 10/20/53(a)(b)	EUR740	743,271
3.20%, 02/20/36(a)(b)	EUR2,100	2,379,634
3.20%, 07/15/39(a)	EUR1,697	1,874,510
3.45%, 10/20/30(a)(b)	EUR10	11,728
3.55%, 09/20/41(b)	EUR150	169,752
3.75%, 03/20/56(b)	EUR425	471,969
		23,212,388
Belgium — 1.1%
Kingdom of Belgium Government Bonds
0.01%, 10/22/27(a)(b)	EUR670	747,270
0.35%, 06/22/32(a)(b)	EUR3,400	3,314,210
1.70%, 06/22/50(b)	EUR530	366,350
Security	Par (000)	Value
Belgium (continued)
2.60%, 10/22/30(a)(b)	EUR600	$678,054
2.70%, 10/22/29(a)(b)	EUR2,650	3,029,487
2.85%, 10/22/34(a)(b)	EUR3,070	3,368,725
3.00%, 06/22/33(a)(b)	EUR2,710	3,051,348
3.10%, 08/22/31(b)	EUR1,645	1,887,694
3.10%, 06/22/35(a)(b)	EUR410	454,160
3.10%, 06/22/35(b)	EUR3,120	3,456,044
3.40%, 06/22/36(a)(b)	EUR4,537	5,092,355
3.45%, 06/22/42(a)(b)	EUR2,640	2,789,864
3.45%, 06/22/43(a)(b)	EUR2,790	2,924,256
3.50%, 06/22/55(a)(b)	EUR20	19,226
4.35%, 06/22/56(b)	EUR2,030	2,262,271
		33,441,314
Bulgaria — 0.1%
Bulgaria Government International Bonds
3.38%, 07/18/35(a)	EUR280	307,694
3.50%, 05/07/34(a)	EUR1,065	1,202,806
4.13%, 07/18/45(a)	EUR5	5,340
		1,515,840
Canada — 1.8%
Canadian Government Bonds
1.75%, 12/01/53	CAD2,070	919,417
2.00%, 12/01/51	CAD4,153	2,011,606
2.50%, 08/01/27	CAD4,270	3,040,766
2.50%, 05/01/28	CAD5,530	3,917,213
2.50%, 12/01/32	CAD5,080	3,439,224
2.75%, 08/01/28	CAD2,900	2,060,234
2.75%, 09/01/30	CAD7,112	4,981,165
2.75%, 03/01/31	CAD6,360	4,437,777
2.75%, 06/01/33	CAD4,520	3,090,244
2.75%, 12/01/48	CAD250	146,143
2.75%, 12/01/55	CAD1,890	1,050,303
2.75%, 12/01/64	CAD630	336,520
3.00%, 09/01/31	CAD4,930	3,466,562
3.00%, 03/01/32	CAD195	136,755
3.25%, 09/01/28	CAD105	75,323
3.25%, 12/01/33	CAD10	7,031
3.25%, 06/01/35	CAD2,415	1,680,103
3.25%, 12/01/35	CAD3,060	2,119,659
3.25%, 03/01/36	CAD2,310	1,597,943
3.25%, 06/01/36	CAD4,080	2,814,162
3.50%, 03/01/28	CAD30	21,603
3.50%, 09/01/29	CAD5,530	3,989,837
3.50%, 03/01/34	CAD1,500	1,071,159
3.50%, 12/01/45	CAD1,850	1,246,904
3.50%, 12/01/56	CAD860	555,913
3.50%, 12/01/57	CAD2,150	1,387,619
4.00%, 03/01/29	CAD3,830	2,796,582
4.00%, 06/01/41	CAD1,497	1,088,570
		53,486,337
Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos
5.10%, 07/15/50	CLP5,000	4,855
5.30%, 07/15/32	CLP1,180,000	1,247,664
5.80%, 10/01/29(a)(b)	CLP10,000	10,915
5.80%, 10/01/34(a)(b)	CLP890,000	967,095
6.20%, 10/01/40(b)	CLP480,000	532,489
		2,763,018

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China — 9.8%
China Government Bonds
1.21%, 06/25/28	CNY28,000	$4,143,049
1.26%, 05/25/29	CNY60,500	8,942,705
1.29%, 03/15/28	CNY92,150	13,638,049
1.32%, 02/25/29	CNY20,000	2,966,029
1.36%, 12/15/27	CNY63,020	9,334,873
1.38%, 06/15/27	CNY66,950	9,921,653
1.40%, 11/25/28	CNY34,030	5,052,350
1.42%, 11/15/27	CNY60,900	9,040,433
1.42%, 08/15/28	CNY49,590	7,365,510
1.44%, 09/15/27	CNY62,970	9,337,664
1.45%, 02/25/28	CNY82,300	12,225,769
1.46%, 05/25/28	CNY45,180	6,717,181
1.61%, 02/15/35	CNY60,900	9,005,352
1.62%, 08/15/27	CNY73,100	10,870,934
1.65%, 05/15/35	CNY55,220	8,181,808
1.66%, 03/25/33	CNY39,450	5,890,844
1.72%, 05/15/36	CNY31,940	4,730,392
1.74%, 10/15/29	CNY77,000	11,541,399
1.75%, 02/25/36	CNY23,220	3,450,884
1.78%, 11/15/35	CNY94,400	14,067,127
1.83%, 08/25/35	CNY63,100	9,458,173
1.91%, 07/15/29	CNY52,490	7,911,348
1.92%, 01/15/55	CNY24,700	3,449,064
2.04%, 11/25/34	CNY8,450	1,293,687
2.05%, 04/15/29	CNY500	75,554
2.11%, 08/25/34	CNY52,900	8,144,828
2.27%, 05/25/34	CNY49,480	7,706,396
2.28%, 11/06/75	CNY32,100	4,713,990
2.35%, 02/25/34	CNY51,220	8,014,127
2.38%, 01/15/56	CNY38,640	5,925,448
2.44%, 10/15/27	CNY61,560	9,262,298
2.52%, 08/25/33	CNY1,870	295,206
2.64%, 01/15/28	CNY60,900	9,216,528
2.65%, 03/25/74	CNY26,250	4,370,403
2.67%, 05/25/33	CNY130	20,688
2.67%, 11/25/33	CNY1,540	245,979
3.27%, 08/22/46	CNY37,620	6,591,200
3.39%, 03/16/50	CNY13,440	2,432,935
3.52%, 04/25/46	CNY24,710	4,474,175
3.53%, 10/18/51	CNY24,400	4,556,915
3.72%, 04/12/51	CNY24,400	4,670,365
3.73%, 05/25/70	CNY4,000	838,176
3.81%, 09/14/50	CNY13,800	2,663,782
3.82%, 11/19/68	CNY8,450	1,776,609
3.94%, 07/27/45	CNY190	36,059
3.96%, 07/29/40	CNY160	30,117
3.96%, 08/16/40	CNY7,000	1,322,153
4.00%, 06/24/69	CNY14,790	3,238,061
4.13%, 05/21/68	CNY8,400	1,887,767
4.22%, 03/19/48	CNY42,500	8,515,824
4.28%, 10/23/47	CNY10,030	2,027,483
		291,589,343
Czech Republic — 0.3%
Czech Republic Government Bonds
0.05%, 11/29/29	CZK970	40,338
3.60%, 06/03/36	CZK720	30,741
4.00%, 04/04/44	CZK8,610	350,444
4.25%, 10/24/34	CZK17,060	778,111
4.50%, 11/11/32	CZK16,840	793,823
4.90%, 04/14/34	CZK20,480	980,988
Security	Par (000)	Value
Czech Republic (continued)
5.00%, 09/30/30	CZK33,500	$1,633,177
5.30%, 09/19/35	CZK41,610	2,034,051
5.75%, 03/29/29	CZK16,170	801,848
6.20%, 06/16/31	CZK20,300	1,040,516
		8,484,037
Denmark — 0.2%
Denmark Government Bonds
0.01%, 11/15/31	DKK180	24,082
0.25%, 11/15/52(a)	DKK5,960	429,675
0.50%, 11/15/27	DKK100	15,052
0.50%, 11/15/29	DKK4,310	620,932
2.25%, 11/15/33	DKK6,200	918,556
2.25%, 11/15/35	DKK9,150	1,324,435
2.25%, 11/15/35(a)	DKK3,470	501,980
4.50%, 11/15/39	DKK3,140	552,270
		4,386,982
Finland — 0.4%
Finland Government Bonds
0.13%, 09/15/31(a)(b)	EUR1,610	1,597,798
0.13%, 04/15/52(b)	EUR735	323,046
0.25%, 09/15/40(b)	EUR10	7,107
2.63%, 04/15/32(b)	EUR640	718,187
2.75%, 04/15/38(a)(b)	EUR10	10,583
2.88%, 04/15/29(a)(b)	EUR1,707	1,966,603
2.95%, 04/15/55(a)(b)	EUR10	9,409
3.00%, 09/15/33(a)(b)	EUR1,580	1,791,892
3.00%, 09/15/35(a)(b)	EUR653	728,308
3.20%, 04/15/45(a)(b)	EUR855	895,363
3.20%, 04/15/45(b)	EUR100	104,721
3.35%, 09/15/36(b)	EUR1,360	1,547,588
3.55%, 04/15/41(b)	EUR1,240	1,390,357
		11,090,962
France — 5.5%
French Republic Government Bonds OAT
1.25%, 05/25/36(a)(b)	EUR3,960	3,583,796
1.25%, 05/25/38(a)(b)	EUR12,900	10,930,615
1.75%, 05/25/66(a)(b)	EUR3,900	2,145,870
2.40%, 09/24/28(a)(b)	EUR1,210	1,378,498
2.40%, 09/24/29(b)	EUR6,880	7,771,368
2.50%, 09/24/27(a)(b)	EUR6,260	7,191,142
2.70%, 02/25/31(a)(b)	EUR13,000	14,632,364
2.75%, 02/25/29(a)(b)	EUR10,400	11,910,020
2.75%, 02/25/30(a)(b)	EUR13,450	15,306,221
3.00%, 05/25/33(a)(b)	EUR14,170	15,783,850
3.25%, 02/25/32(b)	EUR13,430	15,366,052
3.50%, 11/25/33(a)(b)	EUR9,380	10,723,090
3.50%, 11/25/35(a)(b)	EUR9,540	10,684,307
3.60%, 05/25/42(a)(b)	EUR2,102	2,215,464
3.60%, 05/25/42(b)	EUR6,398	6,743,357
3.70%, 11/25/36(b)	EUR2,250	2,533,360
3.75%, 05/25/56(a)(b)	EUR3,830	3,731,007
3.80%, 06/25/37(b)	EUR9,260	10,470,039
4.40%, 05/25/57(b)	EUR8,100	8,816,623
		161,917,043
Germany — 2.5%
Bundesobligation
2.20%, 10/10/30(a)	EUR1,910	2,144,119
2.40%, 04/18/30(a)	EUR9,640	10,939,058
2.50%, 10/11/29(a)	EUR1,400	1,598,325
2.50%, 04/16/31(a)	EUR2,800	3,171,227

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
Bundesrepublik Deutschland Bundesanleihe
0.01%, 08/15/50(a)	EUR10,200	$4,934,389
1.00%, 05/15/38(a)	EUR900	804,436
1.25%, 08/15/48(a)	EUR4,630	3,420,303
1.80%, 08/15/53(a)	EUR7,100	5,571,436
2.10%, 11/15/29(a)	EUR2,340	2,636,832
2.50%, 11/15/32(a)	EUR6,400	7,178,557
2.60%, 05/15/41(a)	EUR11,540	11,973,094
2.90%, 02/15/36(a)	EUR20	22,567
3.40%, 05/15/47(a)	EUR4,530	5,059,272
Bundesschatzanweisungen
1.90%, 09/16/27(a)	EUR7,300	8,342,905
2.00%, 12/16/27(a)	EUR5,950	6,791,284
		74,587,804
Greece — 0.2%
Hellenic Republic Government Bonds
1.50%, 06/18/30(b)	EUR1,150	1,247,536
1.75%, 06/18/32(a)(b)	EUR980	1,032,243
1.88%, 01/24/52(b)	EUR420	293,513
3.38%, 06/15/34(b)	EUR10	11,313
3.38%, 06/16/36(b)	EUR520	574,777
3.63%, 06/15/35(a)(b)	EUR25	28,467
3.88%, 06/15/28(a)(b)	EUR23	26,984
4.13%, 06/15/54(a)(b)	EUR114	122,587
4.20%, 01/30/42(a)	EUR13	14,978
4.25%, 06/15/33(b)	EUR1,330	1,599,902
4.38%, 07/18/38(b)	EUR1,370	1,633,924
		6,586,224
Hong Kong — 0.0%
Hong Kong Government Infrastructure Bond Programme, 2.91%, 02/07/33	HKD3,400	424,393
Hungary — 0.2%
Hungary Government Bonds
2.00%, 05/23/29	HUF9,900	28,582
2.25%, 04/20/33	HUF8,350	21,597
2.25%, 06/22/34	HUF234,470	587,558
3.00%, 10/27/38	HUF172,410	421,719
4.50%, 05/27/32	HUF267,750	802,355
4.75%, 11/24/32	HUF150,000	453,721
6.00%, 11/28/29	HUF331,700	1,064,183
6.25%, 09/23/37	HUF180,000	599,890
6.75%, 07/23/31	HUF170,530	566,413
7.00%, 10/24/35	HUF3,000	10,423
		4,556,441
Indonesia — 0.6%
Indonesia Treasury Bonds
5.88%, 03/15/31	IDR48,400,000	2,541,847
6.25%, 06/15/36	IDR179,000	9,183
6.38%, 08/15/28	IDR686,000	37,657
6.38%, 04/15/32	IDR960,000	51,057
6.50%, 07/15/30	IDR37,606,000	2,036,626
6.50%, 04/15/36	IDR28,073,000	1,472,764
6.63%, 02/15/34	IDR49,700,000	2,654,313
6.75%, 07/15/35	IDR23,702,000	1,267,821
6.88%, 04/15/29	IDR28,850,000	1,594,494
6.88%, 08/15/51	IDR9,664,000	504,508
6.88%, 07/15/54	IDR17,875,000	933,783
7.00%, 02/15/33	IDR14,270,000	780,750
7.13%, 06/15/38	IDR15,433,000	841,379
Security	Par (000)	Value
Indonesia (continued)
7.13%, 08/15/40	IDR39,340,000	$2,144,745
7.13%, 08/15/45	IDR40,455,000	2,205,533
7.38%, 05/15/48	IDR121,000	6,693
		19,083,153
Ireland — 0.3%
Ireland Government Bonds
0.01%, 10/18/31(a)	EUR460	454,918
0.20%, 10/18/30(a)	EUR1,470	1,514,163
0.35%, 10/18/32(a)	EUR740	723,215
0.55%, 04/22/41(a)	EUR420	316,471
0.90%, 05/15/28(a)	EUR15	16,749
1.10%, 05/15/29(a)	EUR1,050	1,155,212
1.35%, 03/18/31(a)	EUR40	42,992
1.50%, 05/15/50(a)	EUR930	695,899
2.60%, 10/18/34(a)	EUR1,271	1,401,324
3.00%, 10/18/43(a)	EUR1,061	1,119,688
3.10%, 06/18/36(a)	EUR997	1,127,129
3.15%, 10/18/55(a)	EUR223	225,971
		8,793,731
Israel — 0.3%
Israel Government Bonds
1.30%, 04/30/32	ILS50	14,363
1.50%, 05/31/37	ILS1,800	461,829
2.80%, 11/29/52	ILS2,798	678,519
3.75%, 02/28/29	ILS5,740	1,886,036
3.75%, 07/31/31	ILS4,430	1,454,637
3.75%, 03/31/47	ILS2,776	841,192
4.00%, 03/30/35	ILS2,632	870,265
4.10%, 07/31/28	ILS3,000	993,362
4.15%, 10/31/35	ILS3,890	1,298,549
4.60%, 08/31/29	ILS2,800	943,921
5.50%, 01/31/42	ILS1,490	563,198
		10,005,871
Italy — 5.1%
Italy Buoni Poliennali Del Tesoro
2.10%, 08/26/27(a)	EUR6,460	7,391,988
2.20%, 02/28/28(a)	EUR8,510	9,702,611
2.65%, 06/15/28(a)	EUR8,820	10,111,832
2.70%, 10/15/27(a)	EUR12,960	14,914,514
2.80%, 03/01/67(b)	EUR1,430	1,112,088
2.85%, 02/01/31(a)	EUR5,740	6,488,320
3.15%, 06/01/31(a)	EUR3,000	3,426,451
3.25%, 07/15/32(a)(b)	EUR2,400	2,729,362
3.25%, 11/15/32(a)(b)	EUR85	96,357
3.30%, 06/15/33(a)	EUR6,150	6,951,442
3.45%, 07/15/27(a)	EUR6,140	7,122,404
3.60%, 10/01/35(a)	EUR6,670	7,522,404
3.65%, 08/01/35(a)(b)	EUR6,670	7,565,461
3.80%, 07/01/36(b)	EUR12,800	14,566,073
3.85%, 07/01/34(a)	EUR7,970	9,253,302
3.85%, 02/01/35(a)	EUR9,130	10,553,421
3.95%, 10/01/41(b)	EUR10,880	12,009,390
4.20%, 03/01/34(a)	EUR6,470	7,700,985
4.45%, 09/01/43(a)(b)	EUR450	521,197
4.50%, 10/01/53(a)(b)	EUR2,081	2,337,528
4.65%, 10/01/55(a)(b)	EUR7,661	8,741,432
		150,818,562
Japan — 13.3%
Japan Government Five Year Bonds
1.00%, 03/20/30	JPY405,050	2,473,502

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
1.00%, 06/20/30	JPY204,600	$1,244,802
1.10%, 06/20/30	JPY1,787,400	10,916,952
1.30%, 09/20/30	JPY2,611,450	16,024,870
1.40%, 09/20/30	JPY1,557,050	9,593,123
1.60%, 12/20/30	JPY2,322,450	14,395,918
2.00%, 03/20/31	JPY1,891,150	11,891,525
Japan Government Forty Year Bonds
2.00%, 03/20/52	JPY246,400	1,054,469
2.20%, 03/20/50	JPY716,800	3,345,652
2.20%, 03/20/51	JPY1,018,150	4,643,604
2.20%, 03/20/64	JPY689,700	2,825,947
2.40%, 03/20/48	JPY1,107,900	5,544,340
3.10%, 03/20/65	JPY704,650	3,648,298
3.80%, 03/20/66	JPY129,400	784,004
Japan Government Ten Year Bonds
0.40%, 06/20/33	JPY443,900	2,449,939
0.50%, 12/20/32	JPY911,500	5,135,061
0.70%, 12/20/33	JPY2,856,300	15,867,855
1.00%, 03/20/34	JPY3,619,500	20,433,494
2.10%, 12/20/35	JPY1,134,600	6,767,808
2.40%, 03/20/36	JPY776,450	4,735,123
Japan Government Thirty Year Bonds
0.70%, 06/20/51	JPY54,000	164,659
1.00%, 03/20/52	JPY60,200	197,133
1.80%, 11/22/32	JPY436,000	2,669,519
2.00%, 09/20/40	JPY708,150	3,796,918
2.00%, 09/20/41	JPY255,300	1,341,478
2.20%, 09/20/39	JPY2,299,200	12,903,150
2.20%, 03/20/41	JPY1,661,150	9,057,003
2.20%, 06/20/54	JPY798,950	3,490,413
2.30%, 05/20/32	JPY2,204,900	13,959,863
2.30%, 03/20/39	JPY2,235,250	12,817,232
2.30%, 03/20/40	JPY2,374,550	13,353,178
2.30%, 12/20/54	JPY69,700	310,609
2.40%, 02/20/30	JPY1,018,000	6,531,055
2.40%, 11/20/31	JPY2,169,250	13,849,497
2.40%, 09/20/38	JPY2,444,100	14,308,058
2.50%, 06/20/34	JPY255,500	1,604,750
2.50%, 09/20/34	JPY326,950	2,047,822
2.50%, 03/20/38	JPY839,100	5,006,754
2.80%, 06/20/55	JPY883,150	4,402,289
3.20%, 09/20/55	JPY1,008,900	5,460,127
3.40%, 12/20/55	JPY1,093,000	6,150,422
3.70%, 03/20/56	JPY1,617,050	9,636,238
Japan Government Twenty Year Bonds
0.30%, 09/20/39	JPY204,500	887,651
0.30%, 12/20/39	JPY313,650	1,347,450
0.40%, 03/20/40	JPY225,550	974,484
0.40%, 06/20/40	JPY308,000	1,317,215
0.40%, 09/20/40	JPY306,000	1,295,738
0.50%, 12/20/40	JPY114,850	489,790
0.50%, 03/20/41	JPY426,750	1,803,076
1.70%, 06/20/32	JPY216,000	1,321,998
1.70%, 09/20/32	JPY352,350	2,149,622
1.70%, 12/20/32	JPY827,000	5,028,532
1.80%, 12/20/31	JPY80,000	495,210
1.80%, 12/20/32	JPY688,000	4,209,122
2.70%, 09/20/45	JPY426,700	2,327,735
3.20%, 12/20/45	JPY901,500	5,290,522
3.40%, 03/20/46	JPY1,446,800	8,719,083
Security	Par (000)	Value
Japan (continued)
Japan Government Two Year Bonds
1.00%, 10/01/27	JPY1,326,400	$8,307,872
1.00%, 12/01/27	JPY1,360,150	8,509,946
1.10%, 01/01/28	JPY1,851,350	11,592,159
1.30%, 02/01/28	JPY1,696,200	10,645,959
1.30%, 03/01/28	JPY440,800	2,765,455
1.40%, 05/01/28	JPY2,732,450	17,156,018
1.40%, 06/01/28	JPY1,900,000	11,924,961
		395,394,051
Malaysia — 0.7%
Malaysia Government Bonds
2.63%, 04/15/31	MYR11,370	2,675,824
3.24%, 03/15/29	MYR11,060	2,701,628
3.34%, 05/15/30	MYR3,480	848,161
3.48%, 07/02/35	MYR14,100	3,389,348
3.52%, 04/20/28	MYR6,250	1,536,462
3.58%, 07/15/32	MYR240	58,584
3.77%, 01/15/41	MYR8,130	1,947,897
3.92%, 07/15/55	MYR2,400	567,978
3.99%, 04/23/46	MYR4,380	1,072,679
4.05%, 04/18/39	MYR3,155	781,829
4.07%, 06/15/50	MYR4,660	1,137,489
4.18%, 05/16/44	MYR1,970	494,079
4.46%, 03/31/53	MYR4,820	1,246,489
4.50%, 04/30/29	MYR55	13,865
4.64%, 11/07/33	MYR7,300	1,892,694
4.70%, 10/15/42	MYR3,860	1,027,224
4.76%, 04/07/37	MYR1,790	473,959
4.92%, 07/06/48	MYR20	5,500
		21,871,689
Mexico — 0.7%
Mexican Bonos
7.50%, 05/26/33	MXN54,000	2,888,783
8.00%, 04/15/32	MXN110	613,538
8.00%, 05/24/35	MXN1,000	53,654
8.00%, 02/21/36	MXN75,000	4,003,749
8.00%, 11/07/47	MXN120	539,503
8.00%, 04/29/55	MXN42,000	2,026,118
8.50%, 03/01/29	MXN1,567	5,080,226
8.50%, 02/28/30	MXN1,000	58,065
Series M, 7.75%, 05/29/31	MXN49,000	2,743,864
Series M, 7.75%, 11/13/42	MXN42,000	2,041,843
Series M, 8.00%, 11/07/47	MXN1,000	49,046
Series M 30, 10.00%, 11/20/36	MXN600	36,446
		20,134,835
Netherlands — 0.9%
Netherlands Government Bonds
0.01%, 01/15/29(b)	EUR1,710	1,841,939
0.01%, 01/15/52(a)(b)	EUR1,970	897,655
0.50%, 07/15/32(a)(b)	EUR60	59,772
0.50%, 01/15/40(b)	EUR1,560	1,225,051
0.75%, 07/15/28(a)(b)	EUR1,220	1,353,236
2.00%, 01/15/54(a)(b)	EUR910	744,289
2.50%, 01/15/30(a)(b)	EUR2,826	3,217,169
2.50%, 01/15/31(b)	EUR3,970	4,490,524
2.50%, 07/15/33(b)	EUR2,350	2,608,498
2.50%, 07/15/34(b)	EUR370	407,062
2.50%, 07/15/35(a)(b)	EUR2,025	2,205,294
2.75%, 07/15/36(b)	EUR2,335	2,573,340
3.25%, 01/15/44(a)(b)	EUR4,030	4,426,520

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
3.50%, 01/15/56(a)(b)	EUR895	$993,494
		27,043,843
New Zealand — 0.2%
New Zealand Government Bonds
0.25%, 05/15/28	NZD40	22,205
1.50%, 05/15/31	NZD1,790	933,533
1.75%, 05/15/41	NZD967	375,135
2.00%, 05/15/32	NZD55	28,605
2.75%, 05/15/51	NZD400	153,806
3.50%, 04/14/33(a)	NZD2,190	1,223,312
4.25%, 05/15/34	NZD1,240	718,531
4.25%, 05/15/36	NZD2,230	1,268,827
4.50%, 05/15/30	NZD2,330	1,396,285
4.75%, 05/15/38	NZD1,000	584,901
5.00%, 05/15/54	NZD420	237,260
		6,942,400
Norway — 0.1%
Norway Government Bonds
1.25%, 09/17/31(a)(b)	NOK320	28,877
1.38%, 08/19/30(b)	NOK5,590	522,529
2.13%, 05/18/32(b)	NOK9,350	871,997
3.00%, 08/15/33(b)	NOK10,190	985,134
3.63%, 05/31/39(b)	NOK90	8,742
3.75%, 06/12/35(a)(b)	NOK150	15,053
4.13%, 06/03/36(b)	NOK7,500	769,586
		3,201,918
Peru — 0.1%
Peru Government Bonds
6.15%, 08/12/32	PEN3,070	979,815
6.85%, 08/12/35(b)	PEN4,090	1,264,488
7.30%, 08/12/33(a)(b)	PEN150	49,390
7.30%, 08/12/33(b)	PEN1,360	447,803
7.60%, 08/12/39(a)(b)	PEN40	12,592
7.60%, 08/12/39(b)	PEN3	1,067,196
		3,821,284
Poland — 0.6%
Republic of Poland Government Bonds
0.00%, 01/25/28(c)	PLN400	100,764
0.00%, 01/25/29(c)	PLN7,000	1,675,841
1.75%, 04/25/32	PLN100	22,176
4.00%, 07/25/31	PLN7,080	1,796,197
4.00%, 04/25/47	PLN898	185,426
4.50%, 07/25/30	PLN220	57,938
4.50%, 01/25/31	PLN12,680	3,317,113
4.75%, 07/25/29	PLN12,160	3,261,921
5.00%, 10/25/34	PLN1,640	422,419
5.00%, 10/25/35	PLN41	10,424
5.25%, 04/25/36	PLN5,380	1,384,525
6.00%, 10/25/33	PLN8,280	2,281,197
7.50%, 07/25/28	PLN7,250	2,052,708
		16,568,649
Portugal — 0.4%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(a)(b)	EUR50	50,121
0.48%, 10/18/30(b)	EUR2,870	2,987,928
0.70%, 10/15/27(a)(b)	EUR30	33,780
1.00%, 04/12/52(a)(b)	EUR740	437,550
1.15%, 04/11/42(a)(b)	EUR1,198	941,104
1.65%, 07/16/32(b)	EUR550	583,781
1.95%, 06/15/29(a)(b)	EUR20	22,500
Security	Par (000)	Value
Portugal (continued)
2.13%, 10/17/28(b)	EUR1,900	$2,160,365
2.88%, 10/14/33(b)	EUR1,130	1,269,283
3.00%, 06/15/35(a)(b)	EUR1,235	1,377,504
3.25%, 06/13/36(a)(b)	EUR1,968	2,217,672
3.63%, 06/12/54(a)(b)	EUR365	384,069
3.88%, 06/15/46(b)	EUR530	596,922
		13,062,579
Romania — 0.2%
Romania Government Bonds
6.30%, 04/25/29	RON4,440	969,649
6.75%, 04/25/35	RON1,820	399,259
7.10%, 07/31/34	RON7,730	1,728,186
7.20%, 10/30/33	RON120	26,929
7.35%, 04/28/31	RON6,780	1,529,614
7.90%, 02/24/38	RON1,560	367,079
		5,020,716
Singapore — 0.3%
Singapore Government Bonds
1.63%, 07/01/31	SGD1,160	888,019
1.88%, 03/01/50	SGD460	325,824
1.88%, 10/01/51	SGD820	572,064
2.25%, 07/01/40	SGD1,300	996,896
2.38%, 07/01/39	SGD30	23,295
2.75%, 03/01/35	SGD1,690	1,363,141
2.75%, 03/01/46	SGD657	540,285
3.00%, 04/01/29	SGD3,680	2,959,853
3.00%, 08/01/72(a)	SGD500	435,300
3.25%, 06/01/54(a)	SGD400	361,223
3.38%, 05/01/34	SGD1,050	882,198
		9,348,098
Slovakia — 0.2%
Slovakia Government Bonds
0.38%, 04/21/36(a)	EUR300	249,059
1.00%, 10/09/30(a)	EUR470	494,489
1.00%, 10/13/51(a)	EUR550	310,615
2.50%, 06/04/29(a)	EUR750	851,957
3.63%, 06/08/33(a)	EUR580	671,675
3.63%, 11/04/37(a)	EUR1,010	1,125,966
3.75%, 03/06/34(a)	EUR40	46,476
3.75%, 02/27/40(a)	EUR10	11,074
4.00%, 10/19/32(a)	EUR620	737,184
4.00%, 02/23/43(a)	EUR410	456,123
4.13%, 02/19/46(a)	EUR10	11,128
		4,965,746
Slovenia — 0.1%
Slovenia Government Bonds
0.49%, 10/20/50(a)	EUR5	2,608
3.00%, 03/10/34(a)	EUR25	28,188
3.28%, 03/12/36(a)	EUR700	786,312
3.50%, 04/14/55(a)	EUR240	242,908
3.63%, 03/11/33(a)	EUR590	697,128
		1,757,144
South Korea — 1.6%
Korea Treasury Bonds
1.13%, 09/10/39	KRW21,250	10,132
1.50%, 09/10/40	KRW235,500	115,173
1.50%, 03/10/50	KRW4,401,180	1,740,507
1.88%, 03/10/51	KRW4,317,450	1,839,883
2.00%, 09/10/68	KRW19,340	7,284
2.25%, 06/10/28	KRW3,375,520	2,307,989

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
2.50%, 09/10/30	KRW5,137,920	$3,401,467
2.50%, 03/10/52	KRW3,263,320	1,585,939
2.63%, 03/10/30	KRW1,394,650	935,629
2.63%, 06/10/35	KRW2,242,760	1,384,912
2.63%, 03/10/48	KRW1,402,510	728,332
2.63%, 03/10/55	KRW3,199,380	1,563,981
2.63%, 09/10/55	KRW3,321,960	1,618,806
2.75%, 12/10/28	KRW3,153,300	2,163,650
2.75%, 09/10/45	KRW2,688,490	1,469,222
2.75%, 09/10/54	KRW11,650	5,876
2.75%, 09/10/74	KRW19,440	9,111
2.88%, 09/10/44	KRW2,392,850	1,346,996
3.00%, 03/10/28	KRW3,130,150	2,171,779
3.00%, 12/10/34	KRW2,245,900	1,437,064
3.13%, 09/10/52	KRW2,004,100	1,103,559
3.25%, 03/10/29	KRW4,306,250	2,982,040
3.25%, 06/10/33	KRW1,918,800	1,272,091
3.25%, 12/10/35	KRW2,013,700	1,299,964
3.25%, 09/10/42	KRW1,230,850	744,407
3.25%, 03/10/53	KRW41,000	23,071
3.25%, 03/10/54	KRW2,231,250	1,251,625
3.38%, 03/10/31	KRW6,270,550	4,275,943
3.38%, 06/10/32	KRW110,400	74,489
3.50%, 06/10/34	KRW1,508,600	1,006,298
3.50%, 03/10/56	KRW6,157,190	3,603,697
3.63%, 09/10/53	KRW6,000	3,613
3.88%, 09/10/43	KRW3,379,350	2,201,573
4.25%, 12/10/32	KRW1,967,500	1,387,747
4.25%, 06/10/36	KRW1,205,350	843,383
		47,917,232
Spain — 3.2%
Spain Government Bonds
0.80%, 07/30/29	EUR5,320	5,764,105
0.85%, 07/30/37(a)(b)	EUR6,990	6,001,009
2.35%, 03/31/29	EUR4,170	4,737,121
2.40%, 05/31/28	EUR10,860	12,418,951
2.70%, 01/31/30	EUR13,400	15,306,181
3.00%, 01/31/33	EUR6,100	6,920,078
3.25%, 04/30/34(a)(b)	EUR6,280	7,165,808
3.30%, 04/30/36(a)(b)	EUR30	33,801
3.40%, 10/31/36(b)	EUR5,760	6,512,658
3.45%, 10/31/34(a)(b)	EUR63	72,643
3.45%, 07/30/43(a)(b)	EUR5,720	6,125,298
3.50%, 01/31/41(a)(b)	EUR5,080	5,573,171
3.50%, 01/31/41(b)	EUR2,110	2,314,841
3.55%, 10/31/33(b)	EUR5,010	5,848,936
3.90%, 07/30/39(b)	EUR4,140	4,801,130
3.95%, 10/31/56(b)	EUR4,660	5,052,443
4.00%, 10/31/54(a)(b)	EUR27	29,780
		94,677,954
Sweden — 0.1%
Sweden Government Bonds
0.13%, 05/12/31(a)	SEK13,420	1,249,152
0.50%, 11/24/45(a)	SEK4,040	260,410
0.75%, 11/12/29(a)	SEK110	10,896
1.75%, 11/11/33(a)	SEK10,180	993,333
2.25%, 05/11/35(a)	SEK300	29,883
2.50%, 10/15/36(a)	SEK4,560	456,934
2.75%, 02/09/37(a)	SEK8,790	898,822
		3,899,430
Security	Par (000)	Value
Switzerland — 0.2%
Swiss Confederation Government Bonds
0.01%, 06/22/29(a)	CHF15	$18,433
0.01%, 06/26/34(a)	CHF35	42,017
0.25%, 06/23/35(a)	CHF1,600	1,947,823
0.50%, 05/27/30(a)	CHF420	524,229
0.50%, 06/27/32(a)	CHF560	699,453
0.50%, 05/28/40(a)	CHF405	495,060
0.50%, 05/24/55(a)	CHF463	555,270
0.88%, 06/24/41(a)	CHF200	256,920
0.88%, 05/22/47(a)	CHF410	528,038
1.25%, 06/28/43(a)	CHF700	947,885
1.50%, 10/26/38(a)	CHF220	302,582
2.00%, 06/25/64(a)	CHF270	494,163
		6,811,873
Thailand — 0.6%
Thailand Government Bonds
1.19%, 04/17/29	THB87,260	2,602,056
1.34%, 03/17/31	THB74,040	2,193,928
1.66%, 03/17/30	THB590	17,783
1.84%, 05/17/36	THB71,230	2,087,678
2.00%, 12/17/31	THB680	20,681
2.05%, 04/17/28	THB44,940	1,363,307
2.41%, 03/17/35	THB53,115	1,636,635
2.44%, 06/17/77	THB56,180	1,329,149
2.70%, 06/17/40	THB45,900	1,391,536
2.80%, 06/17/34	THB351	11,154
2.98%, 06/17/45	THB735	21,849
3.15%, 06/17/50	THB29,060	873,932
3.22%, 03/17/46	THB34,620	1,063,119
3.35%, 06/17/33	THB35,770	1,173,712
3.45%, 06/17/43	THB43,380	1,387,725
3.60%, 06/17/67	THB450	14,397
4.00%, 06/17/55	THB35,620	1,234,580
4.00%, 06/17/72	THB250	8,711
		18,431,932
United Kingdom — 5.5%
United Kingdom Gilt
3.50%, 07/22/68(a)	GBP10,000	8,835,179
3.75%, 01/29/38(a)	GBP8,460	9,931,755
3.75%, 10/22/53(a)	GBP3,620	3,526,794
4.00%, 05/22/29(a)	GBP11,650	15,496,252
4.00%, 10/22/31(a)	GBP4,300	5,626,000
4.00%, 10/22/63(a)	GBP9,900	9,822,919
4.13%, 07/22/29(a)	GBP7,400	9,871,118
4.13%, 03/07/31(a)	GBP7,800	10,310,553
4.13%, 03/07/33(a)	GBP5,330	6,925,135
4.25%, 12/07/46(a)	GBP60	67,025
4.38%, 03/07/28(a)	GBP8,810	11,868,198
4.38%, 03/07/30(a)	GBP7,710	10,335,118
4.38%, 07/31/54(a)	GBP8,460	9,189,521
4.50%, 06/07/28(a)	GBP5,580	7,532,196
4.63%, 03/07/37(a)	GBP3,340	4,303,327
4.75%, 10/22/43(a)	GBP10,370	12,660,933
4.88%, 07/31/36(a)	GBP4,320	5,716,533
5.25%, 01/31/41(a)	GBP9,270	12,255,382
5.38%, 01/31/56(a)	GBP6,090	7,759,138
		162,033,076
Total Foreign Government Obligations — 59.5% (Cost: $1,790,367,106)		1,766,375,298

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 32.9%
U.S. Treasury Bonds
1.13%, 08/15/40	$39,760	$23,997,334
1.63%, 11/15/50	27,460	13,585,191
1.75%, 08/15/41	33,500	21,583,945
1.88%, 02/15/51	3,530	1,858,628
1.88%, 11/15/51	34,595	17,985,346
2.00%, 11/15/41	18,380	12,229,880
2.25%, 08/15/46	30,500	18,979,101
2.25%, 02/15/52	32,480	18,528,825
2.50%, 02/15/45	2,155	1,443,850
2.50%, 02/15/46	2,610	1,718,828
2.50%, 05/15/46	4,500	2,952,246
2.75%, 08/15/47	20,210	13,633,066
3.00%, 11/15/44	670	490,618
3.13%, 05/15/48	13,615	9,753,871
4.63%, 02/15/46	40	36,850
4.63%, 11/15/55	11,880	10,751,400
4.75%, 05/15/55	1,245	1,149,339
4.75%, 08/15/55	95	87,723
4.75%, 02/15/56	11,725	10,834,633
5.00%, 05/15/46	5,200	5,030,188
5.00%, 05/15/56	8,550	8,224,031
U.S. Treasury Notes
0.63%, 05/15/30	46,280	40,269,024
0.63%, 08/15/30	160	137,894
1.25%, 08/15/31	8,020	6,874,644
1.38%, 10/31/28	750	703,418
1.38%, 11/15/31	3,630	3,106,344
1.88%, 02/28/29	170	159,966
1.88%, 02/15/32	30,670	26,787,130
2.25%, 08/15/27	890	872,759
2.63%, 07/31/29	6,600	6,285,984
2.75%, 05/31/29	150	143,760
2.75%, 08/15/32(d)	46,770	42,443,775
2.88%, 08/15/28	14,640	14,242,547
2.88%, 04/30/29	150	144,428
2.88%, 05/15/32	40,590	37,274,621
3.38%, 11/30/27	27,590	27,289,312
3.38%, 05/15/33	1,500	1,397,402
3.50%, 03/15/29	310	303,727
3.50%, 01/31/30	23,370	22,714,544
3.50%, 04/30/30	49,600	48,094,563
3.75%, 12/31/30	16,120	15,693,702
3.75%, 11/30/32	35,590	34,081,596
3.88%, 10/15/27	39,060	38,908,948
3.88%, 11/30/27	23,730	23,621,547
3.88%, 12/31/27	7,600	7,562,000
3.88%, 11/30/29	47,320	46,612,048
3.88%, 03/31/31	25,200	24,625,125
3.88%, 12/31/32	14,460	13,934,130
3.88%, 08/15/33	600	575,063
4.00%, 07/31/29	20,460	20,268,187
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 01/31/33	$30,070	$29,165,551
4.00%, 11/15/35	12,270	11,631,577
4.13%, 11/15/27	4,000	3,994,844
4.13%, 10/31/29	190	188,671
4.13%, 03/31/31	8,080	7,979,316
4.13%, 04/30/33	3,050	2,974,465
4.13%, 02/15/36	620	592,488
4.25%, 02/15/28	5,000	4,999,609
4.25%, 02/28/29	150	149,754
4.25%, 02/28/31	22,190	22,035,710
4.25%, 03/31/33	50	49,152
4.25%, 05/15/35	26,490	25,685,987
4.25%, 08/15/35	22,230	21,524,024
4.38%, 08/31/28	22,140	22,178,918
4.38%, 11/30/28	49,960	50,028,305
4.38%, 05/15/36	4,460	4,342,925
4.50%, 05/31/29	7,100	7,131,062
4.63%, 04/30/29	9,300	9,370,840
4.88%, 10/31/28	53,000	53,635,586
		977,641,865
Total U.S. Government Obligations — 32.9% (Cost: $992,950,264)		977,641,865
Total Long-Term Investments — 92.4% (Cost: $2,783,782,971)		2,744,477,165
	Shares
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(e)(f)	91,932,348	91,959,928
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(e)(f)	100,000	100,000
Total Short-Term Securities — 3.1% (Cost: $92,053,593)		92,059,928
Total Investments — 95.5% (Cost: $2,875,836,564)		2,836,537,093
Other Assets Less Liabilities — 4.5%		133,657,619
Net Assets — 100.0%		$2,970,194,712

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,132,704	$90,834,542 (a)	$—	$(13,653)	$6,335	$91,959,928	91,932,348	$765,513	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	2,739	—
				$(13,653)	$6,335	$92,059,928		$768,252	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bobl	198	09/08/26	$25,992	$(246,961)
Euro-Schatz	209	09/08/26	25,416	(77,401)
Australian 10-Year Treasury Bonds	4,172	09/15/26	317,405	(429,664)
Long Gilt	3,935	09/28/26	458,691	(11,854,698)
2-Year U.S. Treasury Notes	187	09/30/26	38,465	(34,461)
				(12,643,185)
Short Contracts
Euro BTP	630	09/08/26	84,432	869,674
Euro BUXL	262	09/08/26	31,971	842,887
Euro OAT	293	09/08/26	39,575	662,403
Euro-Bond	3,040	09/08/26	435,953	1,310,355
10-Year Japanese Government Treasury Bonds	161	09/14/26	128,584	345,345
10-Year Canadian Bonds	1,203	09/18/26	101,931	474,026
10-Year U.S. Treasury Notes	4,568	09/21/26	494,343	4,014,333
Ultra U.S. Treasury Bonds	1,112	09/21/26	122,390	5,010,874
5-Year U.S. Treasury Notes	20	09/30/26	2,122	(1,433)
				13,528,464
				$885,279
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	44,590,000	USD	31,303,072	UBS AG	08/04/26	$72,684
CHF	5,430,000	USD	6,703,042	UBS AG	08/04/26	13,515
CZK	184,920,000	USD	8,774,377	Deutsche Bank AG	08/04/26	30,289
DKK	32,380,000	USD	4,975,652	Bank of America N.A.	08/04/26	19,720
EUR	532,410,000	USD	611,355,755	Deutsche Bank AG	08/04/26	2,592,746
GBP	127,990,000	USD	171,752,341	BNP Paribas SA	08/04/26	746,268
GBP	1,970,000	USD	2,610,394	Goldman Sachs International	08/04/26	44,675
HKD	5,030,000	USD	641,318	Deutsche Bank AG	08/04/26	67
HUF	1,629,440,000	USD	5,136,998	Morgan Stanley & Co. International PLC	08/04/26	13,031

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	28,320,000	USD	9,260,349	Deutsche Bank AG	08/04/26	$5,150
JPY	63,028,400,000	USD	393,470,091	Deutsche Bank AG	08/04/26	2,673,336
JPY	340,740,000	USD	2,100,316	Goldman Sachs International	08/04/26	41,288
MXN	356,720,000	USD	20,536,451	UBS AG	08/04/26	59,987
NOK	32,850,000	USD	3,449,109	Bank of America N.A.	08/04/26	16,995
NZD	12,610,000	USD	7,395,290	Goldman Sachs International	08/04/26	32,630
PLN	65,110,000	USD	17,334,239	Goldman Sachs International	08/04/26	95,124
RON	25,640,000	USD	5,611,977	Bank of America N.A.	08/04/26	20,588
SEK	42,220,000	USD	4,413,280	Goldman Sachs International	08/04/26	20,569
SGD	11,230,000	USD	8,741,136	Bank of America N.A.	08/04/26	15,540
THB	636,410,000	USD	19,018,205	Goldman Sachs International	08/04/26	40,266
USD	6,725,201	CHF	5,426,000	UBS AG	08/04/26	13,593
USD	642,218	HKD	5,030,000	Bank of America N.A.	08/04/26	833
USD	4,579,651	HUF	1,429,439,000	Bank of America N.A.	08/04/26	61,747
USD	1,136,836	ILS	3,450,000	Morgan Stanley & Co. International PLC	08/04/26	8,093
USD	8,332,247	ILS	24,873,000	UBS AG	08/04/26	194,508
USD	19,196,076	THB	636,410,000	BNP Paribas SA	08/04/26	137,605
CAD	77,220,000	USD	54,998,257	Bank of America N.A.	08/05/26	88,409
AUD	2,340,000	USD	1,642,659	Deutsche Bank AG	09/02/26	3,035
EUR	8,350,000	USD	9,618,158	BNP Paribas SA	09/02/26	21,717
GBP	1,380,000	USD	1,857,095	Goldman Sachs International	09/02/26	2,752
JPY	391,910,000	USD	2,466,892	Goldman Sachs International	09/02/26	1,847
AUD	13,990,000	USD	9,737,138	UBS AG	09/16/26	99,519
BRL	7,251,000	USD	1,401,092	Deutsche Bank AG	09/16/26	14,487
CAD	1,940,000	USD	1,380,727	UBS AG	09/16/26	5,739
COP	4,485,000	USD	1,227	UBS AG	09/16/26	180
EUR	3,270,000	USD	3,728,524	BNP Paribas SA	09/16/26	48,691
EUR	10,570,000	USD	12,062,737	UBS AG	09/16/26	146,793
GBP	9,510,000	USD	12,733,531	BNP Paribas SA	09/16/26	83,285
GBP	13,350,000	USD	17,807,168	UBS AG	09/16/26	184,892
INR	74,000,000	USD	769,279	Morgan Stanley & Co. International PLC	09/16/26	3,391
KRW	1,968,900,000	USD	1,288,741	Bank of America N.A.	09/16/26	76,245
KRW	6,564,170,000	USD	4,318,889	Deutsche Bank AG	09/16/26	231,875
PLN	17,390,000	USD	4,572,822	Goldman Sachs International	09/16/26	82,038
SEK	11,810,000	USD	1,240,092	BNP Paribas SA	09/16/26	2,984
USD	3,566,501	AUD	5,051,000	Goldman Sachs International	09/16/26	15,039
USD	573,653	CLP	509,725,000	Goldman Sachs International	09/16/26	25,239
USD	2,345,064	CLP	2,145,030,000	Morgan Stanley & Co. International PLC	09/16/26	37,223
USD	257,194,212	CNY	1,736,555,000	BNP Paribas SA	09/16/26	430,040
USD	10,188,930	CNY	68,850,000	Deutsche Bank AG	09/16/26	8,882
USD	11,791,662	EUR	10,130,000	Deutsche Bank AG	09/16/26	90,380
USD	853,293	HKD	6,680,000	BNP Paribas SA	09/16/26	229
USD	18,508,567	IDR	332,821,047,000	Bank of America N.A.	09/16/26	123,137
USD	536,499	IDR	9,660,780,000	BNP Paribas SA	09/16/26	2,826
USD	224,015	ILS	680,000	BNP Paribas SA	09/16/26	1,228
USD	187,349	ILS	570,000	UBS AG	09/16/26	601
USD	1,887,504	KRW	2,702,300,000	Goldman Sachs International	09/16/26	14,071
USD	746,519	PEN	2,540,000	Morgan Stanley & Co. International PLC	09/16/26	355
USD	477,769	PLN	1,746,000	BNP Paribas SA	09/16/26	10,409
USD	610,149	SEK	5,690,000	Morgan Stanley & Co. International PLC	09/16/26	11,241
USD	168,515	ZAR	2,790,000	Deutsche Bank AG	09/16/26	208
USD	1,107,064	ZAR	18,160,000	Morgan Stanley & Co. International PLC	09/16/26	11,556
ZAR	25,160,000	USD	1,496,780	Deutsche Bank AG	09/16/26	21,006

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	27,500,000	USD	1,572,392	BNP Paribas SA	09/17/26	$9,559
MXN	29,640,000	USD	1,685,832	Goldman Sachs International	09/17/26	19,223
USD	600,702	MXN	10,408,000	BNP Paribas SA	09/17/26	1,977
USD	21,246,434	MYR	86,266,000	Goldman Sachs International	09/17/26	109,241
						9,012,396
USD	1,748,801	AUD	2,500,000	Bank of America N.A.	08/04/26	$(10,324)
USD	28,945,778	AUD	42,093,000	Deutsche Bank AG	08/04/26	(672,964)
USD	8,685,441	CZK	184,916,000	Bank of America N.A.	08/04/26	(119,034)
USD	4,367,035	DKK	28,618,000	Bank of America N.A.	08/04/26	(47,960)
USD	576,096	DKK	3,760,000	Goldman Sachs International	08/04/26	(3,972)
USD	2,371,918	EUR	2,080,000	BNP Paribas SA	08/04/26	(26,634)
USD	576,656,207	EUR	505,465,000	Deutsche Bank AG	08/04/26	(6,220,671)
USD	23,308,774	EUR	20,360,000	Goldman Sachs International	08/04/26	(169,356)
USD	5,136,428	EUR	4,500,000	Morgan Stanley & Co. International PLC	08/04/26	(52,746)
USD	171,020,881	GBP	129,145,000	Goldman Sachs International	08/04/26	(3,034,379)
USD	1,094,581	GBP	820,000	UBS AG	08/04/26	(10,574)
USD	1,734,792	JPY	280,330,000	BNP Paribas SA	08/04/26	(27,126)
USD	389,583,602	JPY	63,088,806,000	Goldman Sachs International	08/04/26	(6,939,487)
USD	18,670,115	MXN	326,718,000	Bank of America N.A.	08/04/26	(194,055)
USD	1,711,369	MXN	30,000,000	BNP Paribas SA	08/04/26	(20,782)
USD	3,306,658	NOK	32,848,000	Goldman Sachs International	08/04/26	(159,235)
USD	5,414,713	NZD	9,575,000	Bank of America N.A.	08/04/26	(225,440)
USD	1,156,176	NZD	2,030,000	Goldman Sachs International	08/04/26	(39,595)
USD	16,251,445	PLN	61,335,000	Bank of America N.A.	08/04/26	(167,385)
USD	1,002,904	PLN	3,770,000	Morgan Stanley & Co. International PLC	08/04/26	(6,291)
USD	575,835	RON	2,640,000	BNP Paribas SA	08/04/26	(4,117)
USD	4,982,872	RON	22,997,000	Deutsche Bank AG	08/04/26	(69,082)
USD	4,344,716	SEK	42,221,000	Goldman Sachs International	08/04/26	(89,238)
USD	8,689,138	SGD	11,228,000	Bank of America N.A.	08/04/26	(65,979)
USD	50,130,812	CAD	71,248,000	Bank of America N.A.	08/05/26	(695,590)
USD	868,237	CAD	1,230,000	BNP Paribas SA	08/05/26	(9,212)
USD	3,347,643	CAD	4,740,000	Goldman Sachs International	08/05/26	(33,745)
USD	31,286,217	AUD	44,590,000	UBS AG	09/02/26	(73,396)
USD	55,063,727	CAD	77,220,000	Bank of America N.A.	09/02/26	(88,623)
USD	713,715	CAD	1,000,000	Morgan Stanley & Co. International PLC	09/02/26	(508)
USD	619,940	CHF	500,000	Morgan Stanley & Co. International PLC	09/02/26	(479)
USD	6,723,975	CHF	5,430,000	UBS AG	09/02/26	(13,774)
USD	8,776,216	CZK	184,920,000	Deutsche Bank AG	09/02/26	(30,311)
USD	4,983,178	DKK	32,380,000	Bank of America N.A.	09/02/26	(19,734)
USD	612,059,441	EUR	532,410,000	Deutsche Bank AG	09/02/26	(2,595,126)
USD	171,748,309	GBP	127,990,000	BNP Paribas SA	09/02/26	(745,798)
USD	641,993	HKD	5,030,000	Deutsche Bank AG	09/02/26	(61)
USD	5,130,167	HUF	1,629,440,000	Morgan Stanley & Co. International PLC	09/02/26	(12,905)
USD	1,634,246	ILS	5,000,000	BNP Paribas SA	09/02/26	(3,067)
USD	9,268,704	ILS	28,320,000	Deutsche Bank AG	09/02/26	(5,040)
USD	394,353,229	JPY	63,028,400,000	Deutsche Bank AG	09/02/26	(2,678,427)
USD	6,294,566	JPY	1,000,000,000	Morgan Stanley & Co. International PLC	09/02/26	(4,684)
USD	1,061,336	MXN	18,460,000	BNP Paribas SA	09/02/26	(1,907)
USD	20,486,190	MXN	356,720,000	UBS AG	09/02/26	(59,860)
USD	3,447,668	NOK	32,850,000	Bank of America N.A.	09/02/26	(16,978)
USD	7,402,108	NZD	12,610,000	Goldman Sachs International	09/02/26	(32,560)
USD	17,333,063	PLN	65,110,000	Goldman Sachs International	09/02/26	(95,210)

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,603,140	RON	25,640,000	Bank of America N.A.	09/02/26	$(20,824)
USD	4,420,053	SEK	42,220,000	Goldman Sachs International	09/02/26	(20,551)
USD	8,758,828	SGD	11,230,000	Bank of America N.A.	09/02/26	(15,807)
USD	1,951,303	SGD	2,500,000	Goldman Sachs International	09/02/26	(2,089)
USD	19,032,766	THB	636,410,000	Goldman Sachs International	09/02/26	(69,014)
CNY	30,710,000	USD	4,542,614	BNP Paribas SA	09/16/26	(1,884)
EUR	1,810,000	USD	2,101,012	BNP Paribas SA	09/16/26	(10,260)
EUR	2,217,000	USD	2,582,469	UBS AG	09/16/26	(21,587)
INR	146,030,000	USD	1,536,684	Bank of America N.A.	09/16/26	(11,915)
INR	152,656,000	USD	1,604,052	Goldman Sachs International	09/16/26	(10,097)
KRW	2,489,800,000	USD	1,732,050	UBS AG	09/16/26	(5,938)
THB	45,710,000	USD	1,373,589	BNP Paribas SA	09/16/26	(70)
THB	53,220,000	USD	1,645,004	Deutsche Bank AG	09/16/26	(45,820)
USD	1,090,468	AUD	1,560,000	Bank of America N.A.	09/16/26	(6,400)
USD	3,110,275	AUD	4,500,000	BNP Paribas SA	09/16/26	(53,767)
USD	4,178,738	AUD	6,010,000	Goldman Sachs International	09/16/26	(47,017)
USD	1,374,643	AUD	1,970,000	Morgan Stanley & Co. International PLC	09/16/26	(10,504)
USD	4,008,654	AUD	5,772,000	UBS AG	09/16/26	(49,758)
USD	927,704	BRL	4,774,000	BNP Paribas SA	09/16/26	(4,302)
USD	1,193,807	BRL	6,280,000	Deutsche Bank AG	09/16/26	(32,208)
USD	452,692	CAD	640,000	UBS AG	09/16/26	(4,699)
USD	1,921,088	CNY	13,000,000	Bank of America N.A.	09/16/26	(1,071)
USD	9,104,729	CNY	61,700,000	BNP Paribas SA	09/16/26	(18,131)
USD	10,592,420	CNY	71,880,000	Deutsche Bank AG	09/16/26	(35,639)
USD	12,094,106	CNY	82,010,000	Goldman Sachs International	09/16/26	(31,758)
USD	1,835,904	EUR	1,600,000	Bank of America N.A.	09/16/26	(12,274)
USD	7,243,726	EUR	6,340,000	BNP Paribas SA	09/16/26	(79,682)
USD	3,259,900	EUR	2,860,000	Deutsche Bank AG	09/16/26	(43,720)
USD	5,826,994	EUR	5,080,000	Goldman Sachs International	09/16/26	(40,973)
USD	13,837,411	EUR	12,074,000	UBS AG	09/16/26	(109,408)
USD	13,085,156	GBP	9,780,000	BNP Paribas SA	09/16/26	(95,544)
USD	1,198,231	GBP	892,000	Goldman Sachs International	09/16/26	(3,935)
USD	6,322,956	GBP	4,750,000	Morgan Stanley & Co. International PLC	09/16/26	(78,714)
USD	14,273,066	GBP	10,770,000	UBS AG	09/16/26	(241,877)
USD	831,452	IDR	15,100,000,000	Deutsche Bank AG	09/16/26	(2,690)
USD	228,064	ILS	700,000	UBS AG	09/16/26	(1,276)
USD	1,819,775	INR	176,320,000	Goldman Sachs International	09/16/26	(21,267)
USD	888,218	INR	86,130,000	UBS AG	09/16/26	(11,106)
USD	669,098	JPY	106,354,000	BNP Paribas SA	09/16/26	(1,606)
USD	3,546,080	KRW	5,339,600,000	Bank of America N.A.	09/16/26	(155,722)
USD	38,008,048	KRW	57,627,422,000	BNP Paribas SA	09/16/26	(1,943,508)
USD	1,529,611	KRW	2,376,250,000	Deutsche Bank AG	09/16/26	(117,780)
USD	6,792,023	KRW	10,354,540,000	Goldman Sachs International	09/16/26	(386,503)
USD	3,539,952	PEN	12,170,000	Morgan Stanley & Co. International PLC	09/16/26	(35,169)
USD	1,582,530	PLN	6,020,000	BNP Paribas SA	09/16/26	(28,870)
USD	1,478,961	PLN	5,580,000	Goldman Sachs International	09/16/26	(14,663)
USD	2,363,025	PLN	8,942,000	Morgan Stanley & Co. International PLC	09/16/26	(30,521)
USD	440,800	SEK	4,290,000	Deutsche Bank AG	09/16/26	(10,750)
USD	2,492,285	SEK	24,040,000	Goldman Sachs International	09/16/26	(38,076)
USD	237,091	SEK	2,300,000	Morgan Stanley & Co. International PLC	09/16/26	(4,998)
USD	1,057,292	THB	35,460,000	Bank of America N.A.	09/16/26	(8,230)
USD	1,122,229	THB	37,830,000	UBS AG	09/16/26	(14,508)
USD	1,689,860	ZAR	28,220,000	BNP Paribas SA	09/16/26	(12,521)

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	899,995	ZAR	15,270,000	Morgan Stanley & Co. International PLC	09/16/26	$(21,173)
USD	3,123,012	MXN	54,860,000	Bank of America N.A.	09/17/26	(32,835)
USD	1,044,096	MXN	18,380,000	BNP Paribas SA	09/17/26	(13,222)
USD	544,874	MXN	9,520,000	UBS AG	09/17/26	(2,769)
USD	982,885	MYR	4,020,000	Morgan Stanley & Co. International PLC	09/17/26	(2,109)
						(29,742,530)
						$(20,730,134)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V3	5.00%	Quarterly	06/20/31	B	USD	87,941	$7,143,125	$6,731,284	$411,841
CDX.NA.IG.46.V1	1.00	Quarterly	06/20/31	BBB+	USD	266,491	5,816,328	5,598,113	218,215
							$12,959,453	$12,329,397	$630,056

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day BZDIOVER, 0.05%	At Termination	13.99%	At Termination	N/A	01/02/29	BRL	4,804	$(878)	$4	$(882)
1-day BZDIOVER, 0.05%	At Termination	14.11%	At Termination	N/A	01/02/29	BRL	48,140	18,176	42	18,134
1-day BZDIOVER, 0.05%	At Termination	14.11%	At Termination	N/A	01/02/29	BRL	140,755	48,678	120	48,558
1-day BZDIOVER, 0.05%	At Termination	14.12%	At Termination	N/A	01/02/29	BRL	90,173	34,991	77	34,914
1-day BZDIOVER, 0.05%	At Termination	14.30%	At Termination	N/A	01/02/29	BRL	5,311	6,413	4	6,409
1-day BZDIOVER, 0.05%	At Termination	14.39%	At Termination	N/A	01/02/29	BRL	45,452	71,874	39	71,835
1-day BZDIOVER, 0.05%	At Termination	14.49%	At Termination	N/A	01/02/29	BRL	49,850	100,153	43	100,110
1-day BZDIOVER, 0.05%	At Termination	14.54%	At Termination	N/A	01/02/29	BRL	94,326	210,316	81	210,235
1-day BZDIOVER, 0.05%	At Termination	14.59%	At Termination	N/A	01/02/29	BRL	109,110	277,713	94	277,619
1-day BZDIOVER, 0.05%	At Termination	14.65%	At Termination	N/A	01/02/29	BRL	94,085	265,203	81	265,122
1-day BZDIOVER, 0.05%	At Termination	14.82%	At Termination	N/A	01/02/29	BRL	74,654	272,493	64	272,429
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.47%	Quarterly	N/A	12/17/30	CNY	7,716	1,019	(988)	2,007
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.47%	Quarterly	N/A	12/17/30	CNY	781	98	1	97

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day TIIEFONDEO, 6.55%	Monthly	7.77%	Monthly	9/17/26(a)	09/11/31	MXN	563,711	$(110,963)	$303	$(111,266)
1-day TIIEFONDEO, 6.55%	Monthly	7.78%	Monthly	9/17/26(a)	09/11/31	MXN	2,666	(429)	2	(431)
1-day TIIEFONDEO, 6.55%	Monthly	7.81%	Monthly	9/17/26(a)	09/11/31	MXN	151,752	(13,560)	79	(13,639)
1-day TIIEFONDEO, 6.55%	Monthly	7.82%	Monthly	9/17/26(a)	09/11/31	MXN	41,886	(2,392)	22	(2,414)
1-day TIIEFONDEO, 6.55%	Monthly	7.82%	Monthly	9/17/26(a)	09/11/31	MXN	539,316	(35,308)	281	(35,589)
1-day TIIEFONDEO, 6.55%	Monthly	7.85%	Monthly	9/17/26(a)	09/11/31	MXN	340,546	2,108	179	1,929
1-day TIIEFONDEO, 6.55%	Monthly	7.91%	Monthly	9/17/26(a)	09/11/31	MXN	403,204	55,467	210	55,257
1-day TIIEFONDEO, 6.55%	Monthly	7.92%	Monthly	9/17/26(a)	09/11/31	MXN	1,704,649	295,578	912	294,666
1-day TIIEFONDEO, 6.55%	Monthly	7.94%	Monthly	9/17/26(a)	09/11/31	MXN	109,166	24,144	58	24,086
1-day TIIEFONDEO, 6.55%	Monthly	7.96%	Monthly	9/17/26(a)	09/11/31	MXN	331,850	89,248	173	89,075
1-day TIIEFONDEO, 6.55%	Monthly	7.97%	Monthly	9/17/26(a)	09/11/31	MXN	81,639	23,906	44	23,862
1-day TIIEFONDEO, 6.55%	Monthly	8.06%	Monthly	9/17/26(a)	09/11/31	MXN	143,127	73,535	77	73,458
1-day TIIEFONDEO, 6.55%	Monthly	8.25%	Monthly	9/17/26(a)	09/11/31	MXN	1,847	1,754	1	1,753
1-day TIIEFONDEO, 6.55%	Monthly	8.32%	Monthly	9/17/26(a)	09/11/31	MXN	18,028	20,437	9	20,428
1-day TIIEFONDEO, 6.55%	Monthly	8.34%	Monthly	9/17/26(a)	09/11/31	MXN	809	952	1	951
1-day TIIEFONDEO, 6.55%	Monthly	8.35%	Monthly	9/17/26(a)	09/11/31	MXN	4,662	5,596	2	5,594
1-day TIIEFONDEO, 6.55%	Monthly	8.37%	Monthly	9/17/26(a)	09/11/31	MXN	9,326	11,642	5	11,637
1-day TIIEFONDEO, 6.55%	Monthly	8.37%	Monthly	9/17/26(a)	09/11/31	MXN	15,518	19,512	8	19,504
1-day TIIEFONDEO, 6.55%	Monthly	8.39%	Monthly	9/17/26(a)	09/11/31	MXN	12,750	16,372	6	16,366

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day TIIEFONDEO, 6.55%	Monthly	8.44%	Monthly	9/17/26(a)	09/11/31	MXN	8,893	$12,588	$5	$12,583
1-day SSARON, (0.05)%	Annual	0.31%	Annual	9/16/26(a)	09/16/31	CHF	366	(3,394)	(942)	(2,452)
1-day SSARON, (0.05)%	Annual	0.40%	Annual	9/16/26(a)	09/16/31	CHF	292	(1,013)	1,529	(2,542)
1-day SSARON, (0.05)%	Annual	0.40%	Annual	9/16/26(a)	09/16/31	CHF	28,166	(109,307)	19,590	(128,897)
1-day SSARON, (0.05)%	Annual	0.42%	Annual	9/16/26(a)	09/16/31	CHF	117	(260)	(11)	(249)
1-day SSARON, (0.05)%	Annual	0.43%	Annual	9/16/26(a)	09/16/31	CHF	22	(44)	45	(89)
1-day SSARON, (0.05)%	Annual	0.43%	Annual	9/16/26(a)	09/16/31	CHF	2,322	(4,431)	1,109	(5,540)
1-day SSARON, (0.05)%	Annual	0.44%	Annual	9/16/26(a)	09/16/31	CHF	69	(74)	41	(115)
1-day SSARON, (0.05)%	Annual	0.44%	Annual	9/16/26(a)	09/16/31	CHF	3,437	(4,455)	48	(4,503)
1-day SSARON, (0.05)%	Annual	0.45%	Annual	9/16/26(a)	09/16/31	CHF	4,298	(2,754)	874	(3,628)
1-day SSARON, (0.05)%	Annual	0.46%	Annual	9/16/26(a)	09/16/31	CHF	141	6	(47)	53
1-day SSARON, (0.05)%	Annual	0.47%	Annual	9/16/26(a)	09/16/31	CHF	85	73	101	(28)
1-day SSARON, (0.05)%	Annual	0.52%	Annual	9/16/26(a)	09/16/31	CHF	110	445	(81)	526
1-day SSARON, (0.05)%	Annual	0.54%	Annual	9/16/26(a)	09/16/31	CHF	107	569	51	518
1-day SSARON, (0.05)%	Annual	0.58%	Annual	9/16/26(a)	09/16/31	CHF	56	416	24	392
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.47%	Quarterly	9/16/26(a)	09/16/31	CNY	123,894	3,157	204	2,953
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.48%	Quarterly	9/16/26(a)	09/16/31	CNY	82,109	7,912	135	7,777
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.48%	Quarterly	9/16/26(a)	09/16/31	CNY	23,701	2,116	39	2,077
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.50%	Quarterly	9/16/26(a)	09/16/31	CNY	15,422	3,126	25	3,101
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.50%	Quarterly	9/16/26(a)	09/16/31	CNY	55,000	11,927	90	11,837
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.51%	Quarterly	9/16/26(a)	09/16/31	CNY	102,213	31,447	168	31,279
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.51%	Quarterly	9/16/26(a)	09/16/31	CNY	35,342	10,921	58	10,863
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.51%	Quarterly	9/16/26(a)	09/16/31	CNY	227,029	73,372	374	72,998
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.52%	Quarterly	9/16/26(a)	09/16/31	CNY	310,000	102,384	511	101,873

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.52%	Quarterly	9/16/26(a)	09/16/31	CNY	2,910,233	$1,004,483	$4,793	$999,690
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.54%	Quarterly	9/16/26(a)	09/16/31	CNY	79,326	38,569	131	38,438
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.54%	Quarterly	9/16/26(a)	09/16/31	CNY	99,074	46,766	163	46,603
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.55%	Quarterly	9/16/26(a)	09/16/31	CNY	100,580	58,171	166	58,005
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.55%	Quarterly	9/16/26(a)	09/16/31	CNY	45,718	26,636	76	26,560
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.56%	Quarterly	9/16/26(a)	09/16/31	CNY	1,277	829	2	827
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.56%	Quarterly	9/16/26(a)	09/16/31	CNY	1,178	748	2	746
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.58%	Quarterly	9/16/26(a)	09/16/31	CNY	6,564	5,192	11	5,181
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.58%	Quarterly	9/16/26(a)	09/16/31	CNY	2,443	1,967	4	1,963
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.61%	Quarterly	9/16/26(a)	09/16/31	CNY	5,187	5,298	8	5,290
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.62%	Quarterly	9/16/26(a)	09/16/31	CNY	8,473	9,225	14	9,211
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.62%	Quarterly	9/16/26(a)	09/16/31	CNY	9,354	9,852	15	9,837
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.62%	Quarterly	9/16/26(a)	09/16/31	CNY	6,124	6,407	10	6,397
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.64%	Quarterly	9/16/26(a)	09/16/31	CNY	2,835	3,518	4	3,514
1.65%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	158,280	31,640	53	31,587
China Fixing Repo Rates 7-day, 1.46%	Quarterly	1.65%	Quarterly	9/16/26(a)	09/16/31	CNY	16,163	20,346	26	20,320
1.72%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	730,747	69,355	242	69,113
1.72%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	1,116,906	107,298	370	106,928
1.77%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	514,391	7,611	170	7,441
1.82%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	346,756	(16,432)	115	(16,547)
1.83%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	3,129,838	(211,681)	1,072	(212,753)

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.85%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	4,118	$(415)	$2	$(417)
1.86%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	886,482	(93,287)	19,592	(112,879)
1.86%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	192,651	(21,945)	65	(22,010)
1.87%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	4,252	(509)	1	(510)
1.88%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	224,454	(32,221)	77	(32,298)
1.89%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	8,535	(1,293)	3	(1,296)
1.89%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	259,567	(41,391)	89	(41,480)
1.90%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	173,044	(29,971)	59	(30,030)
1.93%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	13,541	(2,965)	5	(2,970)
1.93%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	178,978	(37,470)	60	(37,530)
1.99%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	1,882	(555)	—	(555)
2.01%	Semi-Annual	1-day SORA, 0.83%	Semi-Annual	9/16/26(a)	09/16/31	SGD	2,343	4,976	20	4,956
2.03%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	1,808	(649)	1	(650)
2.04%	Semi-Annual	1-day SORA, 0.83%	Semi-Annual	9/16/26(a)	09/16/31	SGD	32,113	31,223	277	30,946
2.04%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	3,122	(1,157)	1	(1,158)
2.05%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	2,894	(1,108)	1	(1,109)
2.06%	Semi-Annual	1-day SORA, 0.83%	Semi-Annual	9/16/26(a)	09/16/31	SGD	13,929	4,747	120	4,627
2.08%	Semi-Annual	1-day SORA, 0.83%	Semi-Annual	9/16/26(a)	09/16/31	SGD	4,957	(3,651)	(5,596)	1,945
2.08%	Quarterly	1-day THOR, 0.99%	Quarterly	9/16/26(a)	09/16/31	THB	1,451	(622)	1	(623)
3-mo. TAIBOR, 1.68%	Quarterly	2.29%	Quarterly	9/16/26(a)	09/16/31	TWD	139,023	(15,317)	49	(15,366)
3-mo. TAIBOR, 1.68%	Quarterly	2.30%	Quarterly	9/16/26(a)	09/16/31	TWD	783,670	(75,004)	271	(75,275)
3-mo. TAIBOR, 1.68%	Quarterly	2.30%	Quarterly	9/16/26(a)	09/16/31	TWD	841,753	(88,100)	290	(88,390)
3-mo. TAIBOR, 1.68%	Quarterly	2.31%	Quarterly	9/16/26(a)	09/16/31	TWD	212,497	(18,376)	75	(18,451)
3-mo. TAIBOR, 1.68%	Quarterly	2.33%	Quarterly	9/16/26(a)	09/16/31	TWD	2,143	(125)	1	(126)
3-mo. TAIBOR, 1.68%	Quarterly	2.33%	Quarterly	9/16/26(a)	09/16/31	TWD	157,716	(9,011)	54	(9,065)
3-mo. TAIBOR, 1.68%	Quarterly	2.34%	Quarterly	9/16/26(a)	09/16/31	TWD	337,758	(16,971)	120	(17,091)
3-mo. TAIBOR, 1.68%	Quarterly	2.35%	Quarterly	9/16/26(a)	09/16/31	TWD	31,289	(1,055)	11	(1,066)
3-mo. TAIBOR, 1.68%	Quarterly	2.35%	Quarterly	9/16/26(a)	09/16/31	TWD	209,873	(6,208)	72	(6,280)
3-mo. TAIBOR, 1.68%	Quarterly	2.35%	Quarterly	9/16/26(a)	09/16/31	TWD	207,417	(7,564)	72	(7,636)

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. TAIBOR, 1.68%	Quarterly	2.37%	Quarterly	9/16/26(a)	09/16/31	TWD	160,775	$(326)	$57	$(383)
3-mo. TAIBOR, 1.68%	Quarterly	2.41%	Quarterly	9/16/26(a)	09/16/31	TWD	2,897	150	1	149
3-mo. TAIBOR, 1.68%	Quarterly	2.43%	Quarterly	9/16/26(a)	09/16/31	TWD	156,157	12,268	55	12,213
3-mo. TAIBOR, 1.68%	Quarterly	2.44%	Quarterly	9/16/26(a)	09/16/31	TWD	1,114	105	—	105
3-mo. TAIBOR, 1.68%	Quarterly	2.46%	Quarterly	9/16/26(a)	09/16/31	TWD	2,682	305	1	304
3-mo. TAIBOR, 1.68%	Quarterly	2.50%	Quarterly	9/16/26(a)	09/16/31	TWD	3,049	516	1	515
2.63%	Annual	3-mo. STIBOR, 2.04%	Quarterly	9/16/26(a)	09/16/31	SEK	30,358	41,188	(8,990)	50,178
2.63%	Annual	3-mo. STIBOR, 2.04%	Quarterly	9/16/26(a)	09/16/31	SEK	5,429	7,534	236	7,298
2.73%	Annual	3-mo. STIBOR, 2.04%	Quarterly	9/16/26(a)	09/16/31	SEK	148,728	131,723	(28,631)	160,354
2.75%	Annual	3-mo. STIBOR, 2.04%	Quarterly	9/16/26(a)	09/16/31	SEK	38,450	31,216	46	31,170
2.75%	Annual	3-mo. STIBOR, 2.04%	Quarterly	9/16/26(a)	09/16/31	SEK	32,419	25,564	5,811	19,753
2.76%	Annual	3-mo. STIBOR, 2.04%	Quarterly	9/16/26(a)	09/16/31	SEK	817,134	588,785	(185,096)	773,881
2.80%	Annual	3-mo. STIBOR, 2.04%	Quarterly	9/16/26(a)	09/16/31	SEK	70,517	38,664	928	37,736
2.82%	Annual	3-mo. STIBOR, 2.04%	Quarterly	9/16/26(a)	09/16/31	SEK	23,460	10,638	(1,689)	12,327
2.83%	Annual	6-mo. EURIBOR, 2.70%	Semi-Annual	9/16/26(a)	09/16/31	EUR	460,095	6,564,809	(19,149)	6,583,958
2.83%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	9/16/26(a)	09/16/31	EUR	85,372	1,205,920	1,111	1,204,809
2.84%	Annual	6-mo. EURIBOR, 2.70%	Semi-Annual	9/16/26(a)	09/16/31	EUR	271	3,695	600	3,095
2.86%	Annual	3-mo. STIBOR, 2.04%	Quarterly	9/16/26(a)	09/16/31	SEK	26,917	7,369	1,056	6,313
2.86%	Annual	6-mo. EURIBOR, 2.70%	Semi-Annual	9/16/26(a)	09/16/31	EUR	1,218	15,509	(524)	16,033
2.87%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	9/16/26(a)	09/16/31	EUR	2,985	36,745	(10,535)	47,280
2.88%	Annual	6-mo. EURIBOR, 2.70%	Semi-Annual	9/16/26(a)	09/16/31	EUR	1,199	14,169	1,169	13,000
2.88%	Annual	6-mo. EURIBOR, 2.70%	Semi-Annual	9/16/26(a)	09/16/31	EUR	706	8,242	197	8,045
2.88%	Annual	6-mo. EURIBOR, 2.70%	Semi-Annual	9/16/26(a)	09/16/31	EUR	587	6,828	5	6,823
2.90%	Annual	6-mo. EURIBOR, 2.70%	Semi-Annual	9/16/26(a)	09/16/31	EUR	58,091	619,476	14,061	605,415
2.91%	Annual	6-mo. EURIBOR, 2.70%	Semi-Annual	9/16/26(a)	09/16/31	EUR	182	1,865	(854)	2,719
2.91%	Annual	6-mo. EURIBOR, 2.70%	Semi-Annual	9/16/26(a)	09/16/31	EUR	447	4,533	(12)	4,545
2.92%	Annual	6-mo. EURIBOR, 2.70%	Semi-Annual	9/16/26(a)	09/16/31	EUR	1,289	12,320	1,755	10,565
2.93%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	9/16/26(a)	09/16/31	EUR	13,789	123,617	178	123,439
2.93%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	9/16/26(a)	09/16/31	EUR	24,086	218,732	141,653	77,079

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.94%	Annual	3-mo. STIBOR, 2.04%	Quarterly	9/16/26(a)	09/16/31	SEK	10,099	$(1,537)	$904	$(2,441)
2.94%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	9/16/26(a)	09/16/31	EUR	18,120	156,689	233	156,456
1-day CORRA, 2.25%	Semi-Annual	2.96%	Semi-Annual	9/16/26(a)	09/16/31	CAD	67,325	(419,904)	545	(420,449)
2.96%	Annual	6-mo. EURIBOR, 2.70%	Semi-Annual	9/16/26(a)	09/16/31	EUR	377	2,899	354	2,545
2.96%	Annual	6-mo. EURIBOR, 2.70%	Semi-Annual	9/16/26(a)	09/16/31	EUR	6,727	48,735	87	48,648
1-day CORRA, 2.25%	Semi-Annual	2.97%	Semi-Annual	9/16/26(a)	09/16/31	CAD	8,195	(47,565)	(4,228)	(43,337)
2.98%	Annual	3-mo. STIBOR, 2.04%	Quarterly	9/16/26(a)	09/16/31	SEK	7,811	(2,691)	240	(2,931)
2.98%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	9/16/26(a)	09/16/31	EUR	85	546	1	545
1-day CORRA, 2.25%	Semi-Annual	2.99%	Semi-Annual	9/16/26(a)	09/16/31	CAD	21,665	(110,119)	26,133	(136,252)
2.99%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	9/16/26(a)	09/16/31	EUR	38,121	217,055	24,836	192,219
1-day CORRA, 2.25%	Semi-Annual	3.01%	Semi-Annual	9/16/26(a)	09/16/31	CAD	1,833	(7,937)	14	(7,951)
3.01%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	9/16/26(a)	09/16/31	EUR	21,016	98,171	1,605	96,566
1-day CORRA, 2.25%	Semi-Annual	3.02%	Semi-Annual	9/16/26(a)	09/16/31	CAD	23,192	(98,108)	68,156	(166,264)
3.02%	Annual	6-mo. EURIBOR, 2.70%	Semi-Annual	9/16/26(a)	09/16/31	EUR	319	1,281	(68)	1,349
3.02%	Annual	6-mo. EURIBOR, 2.70%	Semi-Annual	9/16/26(a)	09/16/31	EUR	84	370	—	370
3.02%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	9/16/26(a)	09/16/31	EUR	57,857	256,851	737	256,114
3.02%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	9/16/26(a)	09/16/31	EUR	35,527	149,464	5,259	144,205
1-day CORRA, 2.25%	Semi-Annual	3.03%	Semi-Annual	9/16/26(a)	09/16/31	CAD	197	(724)	524	(1,248)
3.03%	Annual	6-mo. EURIBOR, 2.70%	Semi-Annual	9/16/26(a)	09/16/31	EUR	151	589	(89)	678
3.04%	Annual	3-mo. STIBOR, 2.04%	Quarterly	9/16/26(a)	09/16/31	SEK	2,188	(1,384)	(6)	(1,378)
1-day CORRA, 2.25%	Semi-Annual	3.05%	Semi-Annual	9/16/26(a)	09/16/31	CAD	79,312	(249,692)	624	(250,316)
1-day CORRA, 2.25%	Semi-Annual	3.05%	Semi-Annual	9/16/26(a)	09/16/31	CAD	95,598	(312,718)	753	(313,471)
3.05%	Annual	6-mo. EURIBOR, 2.70%	Semi-Annual	9/16/26(a)	09/16/31	EUR	357	995	116	879
1-day CORRA, 2.25%	Semi-Annual	3.07%	Semi-Annual	9/16/26(a)	09/16/31	CAD	137	(328)	104	(432)
3.07%	Annual	6-mo. EURIBOR, 2.70%	Semi-Annual	9/16/26(a)	09/16/31	EUR	236	442	3	439
1-day SHIR, 3.50%	Annual	3.08%	Annual	9/16/26(a)	09/16/31	ILS	8,654	(47,283)	33	(47,316)
3.08%	Annual	6-mo. EURIBOR, 2.71%	Semi-Annual	9/16/26(a)	09/16/31	EUR	49,607	43,781	16,910	26,871
1-day CORRA, 2.25%	Semi-Annual	3.09%	Semi-Annual	9/16/26(a)	09/16/31	CAD	1,413	(2,827)	(25)	(2,802)
1-day SHIR, 3.50%	Annual	3.09%	Annual	9/16/26(a)	09/16/31	ILS	32,581	(172,240)	122	(172,362)

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.09%	Annual	3-mo. STIBOR, 2.04%	Quarterly	9/16/26(a)	09/16/31	SEK	1,739	$(1,474)	$94	$(1,568)
1-day CORRA, 2.25%	Semi-Annual	3.15%	Semi-Annual	9/16/26(a)	09/16/31	CAD	531	—	910	(910)
1-day SHIR, 3.50%	Annual	3.18%	Annual	9/16/26(a)	09/16/31	ILS	24,047	(95,352)	90	(95,442)
1-day SHIR, 3.50%	Annual	3.19%	Annual	9/16/26(a)	09/16/31	ILS	12,155	(46,851)	2,233	(49,084)
1-day SHIR, 3.50%	Annual	3.20%	Annual	9/16/26(a)	09/16/31	ILS	22,937	(84,347)	87	(84,434)
1-day SHIR, 3.50%	Annual	3.22%	Annual	9/16/26(a)	09/16/31	ILS	20,027	(66,107)	75	(66,182)
1-day CORRA, 2.25%	Semi-Annual	3.24%	Semi-Annual	9/16/26(a)	09/16/31	CAD	154	480	654	(174)
1-day SHIR, 3.50%	Annual	3.26%	Annual	9/16/26(a)	09/16/31	ILS	7,872	(21,336)	29	(21,365)
1-day SHIR, 3.50%	Annual	3.32%	Annual	9/16/26(a)	09/16/31	ILS	18,028	(34,357)	67	(34,424)
1-day SHIR, 3.50%	Annual	3.33%	Annual	9/16/26(a)	09/16/31	ILS	26,353	(46,722)	104	(46,826)
1-day SHIR, 3.50%	Annual	3.41%	Annual	9/16/26(a)	09/16/31	ILS	99	(51)	—	(51)
3.51%	Quarterly	3-mo. HIBOR, 2.93%	Quarterly	9/16/26(a)	09/16/31	HKD	6,668	4,377	10	4,367
1-day SHIR, 3.50%	Annual	3.72%	Annual	9/16/26(a)	09/16/31	ILS	371	1,473	1	1,472
3-mo. KRW CDC, 2.95%	Quarterly	3.99%	Quarterly	9/16/26(a)	09/16/31	KRW	918,533	(175)	7	(182)
3-mo. KRW CDC, 2.95%	Quarterly	4.00%	Quarterly	9/16/26(a)	09/16/31	KRW	53,204,572	15,354	394	14,960
3-mo. KRW CDC, 2.95%	Quarterly	4.00%	Quarterly	9/16/26(a)	09/16/31	KRW	242,170,805	56,669	1,792	54,877
3-mo. KRW CDC, 2.95%	Quarterly	4.02%	Quarterly	9/16/26(a)	09/16/31	KRW	14,038,251	13,909	104	13,805
3-mo. KRW CDC, 2.95%	Quarterly	4.03%	Quarterly	9/16/26(a)	09/16/31	KRW	162,846	224	1	223
3-mo. KRW CDC, 2.95%	Quarterly	4.03%	Quarterly	9/16/26(a)	09/16/31	KRW	8,259,525	9,027	61	8,966
3-mo. KRW CDC, 2.95%	Quarterly	4.04%	Quarterly	9/16/26(a)	09/16/31	KRW	37,571,380	62,410	277	62,133
3-mo. KRW CDC, 2.95%	Quarterly	4.05%	Quarterly	9/16/26(a)	09/16/31	KRW	281,300	544	2	542
3-mo. KRW CDC, 2.95%	Quarterly	4.06%	Quarterly	9/16/26(a)	09/16/31	KRW	30,603,084	65,488	225	65,263
3-mo. KRW CDC, 2.95%	Quarterly	4.07%	Quarterly	9/16/26(a)	09/16/31	KRW	49,890,734	133,037	362	132,675
4.08%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/31	USD	28,946	97,512	(27,533)	125,045
3-mo. KRW CDC, 2.95%	Quarterly	4.08%	Quarterly	9/16/26(a)	09/16/31	KRW	13,305,689	38,878	98	38,780
3-mo. KRW CDC, 2.95%	Quarterly	4.08%	Quarterly	9/16/26(a)	09/16/31	KRW	20,709,152	58,197	152	58,045
3-mo. KRW CDC, 2.95%	Quarterly	4.09%	Quarterly	9/16/26(a)	09/16/31	KRW	39,676,602	120,998	292	120,706
3-mo. KRW CDC, 2.95%	Quarterly	4.09%	Quarterly	9/16/26(a)	09/16/31	KRW	41,316,204	133,251	311	132,940
3-mo. KRW CDC, 2.95%	Quarterly	4.11%	Quarterly	9/16/26(a)	09/16/31	KRW	443,034	1,726	3	1,723

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.12%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/31	USD	24,772	$40,279	$3,085	$37,194
4.13%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/31	USD	12,218	13,315	15,365	(2,050)
3-mo. KRW CDC, 2.95%	Quarterly	4.15%	Quarterly	9/16/26(a)	09/16/31	KRW	17,122,546	88,015	125	87,890
3-mo. KRW CDC, 2.95%	Quarterly	4.19%	Quarterly	9/16/26(a)	09/16/31	KRW	5,305,840	33,455	39	33,416
4.19%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	9/16/26(a)	09/16/31	CZK	135,778	98,813	72	98,741
3-mo. KRW CDC, 2.95%	Quarterly	4.20%	Quarterly	9/16/26(a)	09/16/31	KRW	13,809,440	91,481	99	91,382
3-mo. KRW CDC, 2.95%	Quarterly	4.21%	Quarterly	9/16/26(a)	09/16/31	KRW	25,960,717	181,922	191	181,731
4.21%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	9/16/26(a)	09/16/31	CZK	60,729	41,590	32	41,558
4.22%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	9/16/26(a)	09/16/31	CZK	7,805	5,111	4	5,107
6-mo. WIBOR, 3.84%	Semi-Annual	4.31%	Annual	9/16/26(a)	09/16/31	PLN	10,619	(13,234)	31	(13,265)
4.37%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	9/16/26(a)	09/16/31	CZK	308,985	107,194	161	107,033
4.38%	Annual	6-mo. PRIBOR, 3.95%	Semi-Annual	9/16/26(a)	09/16/31	CZK	49,753	16,108	27	16,081
1-day SONIA, 3.73%	Annual	4.41%	Annual	9/16/26(a)	09/16/31	GBP	73,592	18,739	34,880	(16,141)
6-mo. WIBOR, 3.84%	Semi-Annual	4.50%	Annual	9/16/26(a)	09/16/31	PLN	117,284	120,938	358	120,580
6-mo. WIBOR, 3.84%	Semi-Annual	4.50%	Annual	9/16/26(a)	09/16/31	PLN	23,969	23,311	74	23,237
6-mo. WIBOR, 3.84%	Semi-Annual	4.54%	Annual	9/16/26(a)	09/16/31	PLN	876	1,263	3	1,260
4.76%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	9/16/26(a)	09/16/31	AUD	26,656	62,435	208	62,227
6-mo. WIBOR, 3.84%	Semi-Annual	4.77%	Annual	9/16/26(a)	09/16/31	PLN	136	565	1	564
4.78%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	9/16/26(a)	09/16/31	AUD	34,607	66,044	270	65,774
4.79%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	9/16/26(a)	09/16/31	AUD	13,829	20,605	108	20,497
4.83%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	9/16/26(a)	09/16/31	AUD	36,394	13,624	284	13,340
4.84%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	9/16/26(a)	09/16/31	AUD	21,836	2,084	170	1,914
4.84%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	9/16/26(a)	09/16/31	AUD	36,394	(4,422)	283	(4,705)
4.84%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	9/16/26(a)	09/16/31	AUD	35,411	2,282	276	2,006
4.85%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	9/16/26(a)	09/16/31	AUD	6,078	(2,151)	47	(2,198)
4.85%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	9/16/26(a)	09/16/31	AUD	10,052	(3,090)	79	(3,169)
6-mo. WIBOR, 3.84%	Semi-Annual	4.85%	Annual	9/16/26(a)	09/16/31	PLN	305	1,570	1	1,569
4.86%	Semi-Annual	6-mo. BBSW, 4.83%	Semi-Annual	9/16/26(a)	09/16/31	AUD	12,286	(7,204)	96	(7,300)
6-mo. WIBOR, 3.84%	Semi-Annual	4.86%	Annual	9/16/26(a)	09/16/31	PLN	168	882	—	882

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6.53%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	638,575	$(30,533)	$74	$(30,607)
6.61%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	827,669	(67,323)	95	(67,418)
6.62%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	827,669	(70,240)	95	(70,335)
6.70%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	3,675,029	(438,717)	431	(439,148)
6.71%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	1,091,197	(133,548)	127	(133,675)
6.74%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	6,148	(844)	—	(844)
6.75%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	1,091,197	(152,308)	127	(152,435)
6.76%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	669,231	(97,437)	79	(97,516)
6.80%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	27,894	(4,553)	3	(4,556)
6.83%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	29,043	(5,071)	4	(5,075)
6.87%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	18,337	(3,521)	2	(3,523)
6.88%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	25,229	(5,018)	3	(5,021)
6.90%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	24,070	(4,928)	3	(4,931)
6.94%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	11,661	(2,585)	1	(2,586)
6.95%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	7,338	(1,652)	1	(1,653)
6.97%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	39,703	(9,364)	5	(9,369)
6.98%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	14,844	(3,574)	2	(3,576)
7.00%	Semi-Annual	1-day MIBOR, 6.64%	Semi-Annual	9/16/26(a)	09/16/31	INR	12,561	(3,125)	1	(3,126)
7.70%	Annual	1-day ZARONIA, 6.86%	Annual	9/16/26(a)	09/16/31	ZAR	895,443	265,403	596	264,807
7.74%	Annual	1-day ZARONIA, 6.86%	Annual	9/16/26(a)	09/16/31	ZAR	165,637	29,742	112	29,630
7.75%	Annual	1-day ZARONIA, 6.86%	Annual	9/16/26(a)	09/16/31	ZAR	895,443	156,429	598	155,831
Tokyo Overnight Average Rate, 0.98%	Annual	3.26%	Annual	9/16/26(a)	09/20/56	JPY	150,776	(59,073)	34	(59,107)
Tokyo Overnight Average Rate, 0.98%	Annual	3.29%	Annual	9/16/26(a)	09/20/56	JPY	1,320,000	(467,408)	294	(467,702)
Tokyo Overnight Average Rate, 0.98%	Annual	3.31%	Annual	9/16/26(a)	09/20/56	JPY	752,373	(243,288)	169	(243,457)
Tokyo Overnight Average Rate, 0.98%	Annual	3.31%	Annual	9/16/26(a)	09/20/56	JPY	212,860	(70,584)	48	(70,632)
Tokyo Overnight Average Rate, 0.98%	Annual	3.32%	Annual	9/16/26(a)	09/20/56	JPY	203,991	(64,273)	45	(64,318)

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
Tokyo Overnight Average Rate, 0.98%	Annual	3.38%	Annual	9/16/26(a)	09/20/56	JPY	4,596,801	$(1,122,798)	$27,204	$(1,150,002)
Tokyo Overnight Average Rate, 0.98%	Annual	3.44%	Annual	9/16/26(a)	09/20/56	JPY	858,000	(148,910)	189	(149,099)
								$10,592,554	$174,145	$10,418,409

(a)	Forward Swap.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$460,002	$—	$460,002
Foreign Government Obligations	—	1,766,375,298	—	1,766,375,298
U.S. Government Obligations	—	977,641,865	—	977,641,865
Short-Term Securities
Money Market Funds	92,059,928	—	—	92,059,928
	$92,059,928	$2,744,477,165	$—	$2,836,537,093
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$630,056	$—	$630,056
Foreign Currency Exchange Contracts	—	9,012,396	—	9,012,396
Interest Rate Contracts	13,529,898	16,742,748	—	30,272,646
Liabilities
Foreign Currency Exchange Contracts	—	(29,742,530)	—	(29,742,530)

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Global Government Bond USD Hedged Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Interest Rate Contracts	$(12,644,617)	$(6,324,339)	$—	$(18,968,956)
	$885,281	$(9,681,669)	$—	$(8,796,388)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CORRA	Canadian Overnight Repo Rate
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
PRIBOR	Prague Interbank Offer Rate
SHIR	ILS - Shekel Overnight Interest Rate

SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	SGD - Overnight Rate Average
SSARON	CHF - Swiss Average Rate O/N
TAIBOR	Taipei Interbank Offered Rate
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
WIBOR	Warsaw Interbank Offered Rate
ZARONIA	South African Rand Overnight Index Average